Document and Entity Information	Jan. 20, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 20, 2023
Entity Registrant Name	Winc, Inc.
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-41055
Entity Tax Identification Number	45-2988960
Entity Address, Address Line One	12405 Venice Blvd #1
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90404
City Area Code	800
Local Phone Number	297-1760
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Security Exchange Name	NONE
Trading Symbol	WBEVQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001782627
Amendment Flag	false